Vessels in Operation	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Vessels in Operation

4. Vessels in Operation

Vessels in Operation as of December 31, 2025, 2024 and 2023 consisted of the following:

	Vessel Gross Cost, as adjusted for impairment charges	Accumulated Depreciation	Net Book Value
As of January 1, 2023	$1,886,158	$(262,851)	$1,623,307
Additions	138,802	—	138,802
Depreciation	—	(72,443)	(72,443)
Impairment loss	(25,544)	6,714	(18,830)
Disposals	(6,803)	68	(6,735)
As of December 31, 2023	$1,992,613	$(328,512)	$1,664,101

Additions	296,242	—	296,242
Depreciation	—	(75,703)	(75,703)
As of December 31, 2024	$2,288,855	$(404,215)	$1,884,640

Additions	203,314	—	203,314
Depreciation	—	(91,906)	(91,906)
Disposals	(61,111)	27,951	(33,160)
As of December 31, 2025	$2,431,058	$(468,170)	$1,962,888

As of December 31, 2025, 2024, and 2023, the Company had made additions for vessel expenditures, reefers, emissions management, ERP modules, ballast water treatments and other capitalized vessel expenses. As of December 31, 2025, 2024 and 2023 unpaid capitalized expenses were $11,550, $13,556, and $2,679, respectively.

2025 Vessel acquisitions

During the fourth quarter of 2025, the Company agreed to purchase three ECO 8,586 TEU, Korean-built containerships for an aggregate price of approximately $90,000, of which two were delivered on various dates in December 2025 and the third one on January 9, 2026. As of December 31, 2025, the Company had paid in advance $30,200 for the acquisition of the third ECO 8,586 TEU vessel, Cypress, which was delivered on January 9, 2026. The Company funded the acquisitions with cash on hand, with the potential to attach financing subsequently.

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
Koi (*)	8,586	2011	$30,000	December 29, 2025
Lotus A (*)	8,586	2010	$30,000	December 12, 2025

(*)	The charters of the two ECO 8,586 TEU Vessels resulted in an intangible liability of $38,122 that was recognized and will be amortized over the remaining useful life of the charters.

In January 2025, the Company took delivery of the fourth high-reefer ECO 9,019 TEU Vessel as per below:

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
Czech (*)	9,019	2015	$68,391	January 9, 2025

(*)	The charter of the fourth high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $15,987 that was recognized and is being amortized over the remaining useful life of the charter. As of December 31, 2024, the Company had paid $6,850 advance for this vessel acquisition.

4. Vessels in Operation (continued)

2024 Vessels acquisitions

In December 2024, the Company took delivery of the three high-reefer ECO 9,019 TEU Vessels as per below:

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
Sydney Express (*)	9,019	2016	$68,500	December 6, 2024
Istanbul Express (*)	9,019	2016	$68,500	December 11, 2024
Bremerhaven Express (*)	9,019	2015	$68,500	December 30, 2024

(*)	The charters of the three high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $49,295 that was recognized and will be amortized over the remaining useful life of the charters.

2023 Vessels acquisitions

In May and June 2023, the Company took delivery of the four 8,544 TEU Vessels as per below:

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
GSL Alexandra	8,544	2004	$30,000	June 2, 2023
GSL Sofia	8,544	2003	$30,000	May 22, 2023
GSL Effie	8,544	2003	$30,000	May 30, 2023
GSL Lydia	8,544	2003	$33,300	June 26, 2023

2025 Sale of Vessels

In May 2025, Dimitris Y was contracted to be sold for $35,600 and was delivered to the buyers on October 13, 2025. Vessel’s net proceeds from the sale of vessel were $35,085. On July 28, 2025, the vessel was released as collateral under the Company’s $350,000 5.69% Senior Secured Notes due 2027. The net gain from the sale of vessel was $17,943.

In February 2025, the Company agreed to sell Keta, a 2,207 TEU vessel, which was sold on March 24, 2025, for net proceeds of $11,944, and the vessel was released as collateral under the Company’s $350,000 5.69% Senior Secured Notes due 2027. The net gain from the sale of vessel was $7,121.

In December 2024, the Company agreed to sell Tasman, a 5,936 TEU vessel, which was sold on March 10, 2025, for net proceeds of $30,846, and the vessel was released as collateral under the Company’s $350,000 5.69% Senior Secured Notes due 2027. The net gain from the sale of vessel was $17,929.

In February 2025, the Company agreed to sell Akiteta, a 2,220 TEU vessel, which was sold on February 19, 2025, for net proceeds of $10,693, and the vessel was released as collateral under the Company’s $350,000 5.69% Senior Secured Notes due 2027. The net gain from the sale of vessel was $3,279.

2023 Sale of Vessel

On March 23, 2023, the Company sold GSL Amstel for net proceeds of $5,940, and the vessel was released as collateral under the Company’s $140,000 loan facility with Credit Agricole Corporate and Investment Bank, Hamburg Commercial Bank AG, E.Sun Commercial Bank, Ltd, CTBC Bank Co. Ltd. and Taishin International Bank.

4. Vessels in Operation (continued)

Impairment

Through the latter part of 2025, the Company noted that events and circumstances triggered the existence of potential impairment for some of Company’s vessel groups. These indicators included the potential impact of the current container sector on management’s expectation for future revenues, as well as some volatility in the charter market and the vessels’ market values. As a result, the Company performed step one of the impairment assessment of each of the Company’s vessel groups by comparing the undiscounted projected net operating cash flows for each vessel group to their carrying value and step two of the impairment analysis was not required for any vessel group, as their undiscounted projected net operating cash flows exceeded their carrying value. Accordingly, no impairment recorded for the year ended December 31, 2025.

Through the latter part of 2024, the Company noted that events and circumstances triggered the existence of potential impairment for some of Company’s vessel groups. These indicators included the potential impact of the current container sector on management’s expectation for future revenues, as well as some volatility in the charter market and the vessels’ market values. As a result, the Company performed step one of the impairment assessment of each of the Company’s vessel groups by comparing the undiscounted projected net operating cash flows for each vessel group to their carrying value and step two of the impairment analysis was not required for any vessel group, as their undiscounted projected net operating cash flows exceeded their carrying value. Accordingly, no impairment recorded for the year ended December 31, 2024.

Through the latter part of 2023, the Company noted that events and circumstances triggered the existence of potential impairment for some of the Company’s vessel groups. These indicators included volatility in the charter market and the vessels’ market values, as well as the potential impact of the current container sector on management’s expectation for future revenues. As a result, the Company performed step one of the impairment assessment of each of the Company’s vessel groups by comparing the undiscounted projected net operating cash flows for each vessel group to their carrying value and step two of the impairment analysis was required for two vessel groups, as their undiscounted projected net operating cash flows did not exceed their carrying value.

As a result, as of December 31, 2023, the Company recorded an impairment loss of $18,830 for two vessel groups with a total aggregate carrying amount of $43,830 which was written down to their fair value of $25,000 (see Note 4).

The total impairment loss recognized for the years ended December 31, 2025, 2024 and 2023 amounted to $nil, $nil and $18,830, respectively.

Collateral

As of December 31, 2025, 16 vessels were mortgaged as collateral under the 5.69% Senior Secured Notes due 2027 and 36 vessels under the Company’s loan facilities and sale and leaseback agreements. Eighteen vessels were unencumbered as of December 31, 2025.

Advances for vessel acquisitions and other additions

As of December 31, 2025, and December 31, 2024, the Company made $30,200 and $6,850, respectively, advances for vessel acquisitions, which were delivered on January 9, 2026, and January 9, 2025. As of December 31, 2025, and December 31, 2024, the Company had also made advances for other vessel additions totaling $5,761 and $11,784, respectively.